7. Intangible Assets, Net (Sept 2019 Note) (Tables)	9 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	September 30, 2019	December 31, 2018
Market related intangible assets	$50,000	$–
Customer relationships	90,000
Covenants-not-to-compete	5,000	–
Total cost	145,000	–
Less accumulated amortization	(16,521)	–
Intangible assets, net	$128,479	$–

Schedule of future amortization of intangible assets
Twelve months ending September 30,
2020	$30,500
2021	29,146
2022	28,000
2023	28,000
2024	12,833
Thereafter	–
$128,479